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                                                                February 3, 2010

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Pre-effective amendments no. 1 to Form N-4 registration statements of Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ")

Dear Ms. Samuel:

This submission responds to your comment letter on the above-referenced Form N-4 filings (file nos. 333-162673, 333-162680, 333-162678, and 333-162676) and our
conversation on January 29, 2010. These filings pertain to the Prudential Premier Retirement Variable Annuity ("Prudential Premier") and the Prudential Premier Advisor Variable Annuity ("Advisor"). We include herewith a copy of each registration statement, marked to show the changes we propose in response to your comments and to reflect certain other disclosure changes we have made.

Your comments, and our proposed responses, are as follows:

1.   GENERAL COMMENTS

     Please note that each filing has material information, including fees and charges, missing. Please file a pre-effective amendment with all the missing information. With respect to any reservation to increase the charge for a benefit if the charge for new elections of the benefit has increased, please disclose that any increases in charges will not exceed the maximum charges set forth in the fee tables.

     RESPONSE: Included in the instant filings are all the fees and charges that had been excluded from the initial filings. In the Highest Daily Auto Step-Up section of each of Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, we have added disclosure stating that "Any such increased charge will not be greater than the maximum charge set forth in the table entitled "Your Optional Benefit Fees and Charges." This language reflects the fact that we reserve the right to increase the charge, in the circumstances described in the prospectus.

In our conversation on January 29, 2010 (the "January 29 Conversation"), you also asked us to make the following changes to the various fee tables and to the table providing summary descriptions of each underlying portfolio. We have made these changes. Specifically:

     . In the table entitled "Your Optional Benefit Fees and Charges", we refer to "Protected Withdrawal Value", rather than "PWV", in footnote 1.

     . In the table entitled "Your Optional Benefit Fees and Charges", we have added language to footnote 3 to make it clear that an increase in charge upon new election or a re-add would not exceed the maximum charge.

     . In the table of Underlying Portfolio fees, we have (a) created a separate column for short sale expenses (b) moved the footnotes, so that they begin on a separate page and (c) indicated the duration of certain fee waiver and similar arrangements.

     . For the AST Fidelity Investments Pyramis Asset Allocation Portfolio and the AST J.P. Morgan Strategic Opportunities Portfolio, we have deleted the sentence "no guarantee can be given that the Portfolio will achieve its investment objective, and the Portfolio may lose money." Although this statement is true for each Portfolio, we have eliminated it from these summary descriptions.

2.   FRONT COVER PAGE

     a) Since one of the contracts described in the prospectus has a bonus feature, please disclose prominently (e.g. in bold) that the expenses for the contract with a bonus may be higher than expenses for a contract without a bonus and that the amount of the credit may be more than offset by the additional fees and charges associated with the bonus.

     RESPONSE: The disclosure you requested appeared in the initial filings, but in the instant filings, we have bolded the disclosure.

     b)   Please indicate the Prudential website where information can be found.

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     RESPONSE: On the front cover page, we have added the address of the
     Prudential Annuities website.

3.   GLOSSARY OF TERMS (PAGE 9)

     In the definition of "Valuation Date," please explain the last clause which provides "or any other day that Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued."

     RESPONSE: This definition is taken from the Annuity contract itself. The referenced language simply alludes to the possibility that the NYSE might be closed on a given day (e.g., due to localized inclement weather) yet our facilities are open for business and we therefore are required by SEC rules to treat the day as a "Valuation Date."

4.   SUMMARY OF CONTRACT FEES AND CHARGES (PAGES 11-17)

     a) With respect to the Annualized Fees/Charges table, please add the information regarding the fee in the 9th Annuity Year in a footnote.

     RESPONSE: For each of the Mortality & Expense risk charge and the Total Insurance Charge, we have created one line that shows the charge during the first 9 Annuity Years and another line that shows the charge after the 9th Annuity Year. We have reflected the charge reduction that occurs after the 9th Annuity Year as a separate line item, rather than a footnote, because of the importance of that feature to long-term holders of the Annuity. The substantial reduction in the Insurance Charge that begins after the 9th Annuity Year will have a significant impact on the expenses borne by those who hold the Annuity past the 9th Annuity year. We think that such an important aspect of the Annuity's charges is better disclosure in the body of the table and should not be relegated to a footnote.

     b) With regard to the Optional Benefit Fees and Charges Tables, Registrant should disclose the basis for each charge directly below the charge caption on or on the left side of the table.

     RESPONSE: For each optional benefit, we have set forth the basis for each charge on the left side of the table.

     c) With respect to the "Total Annual Portfolio Operating Expenses," please add a column to reflect short sales expenses for any fund that has a significant amount of such expenses.

    RESPONSE: For those AST Portfolios that have significant short sale expenses, we have added information in a new column, setting forth the Portfolio's short sale expenses. Thus, we have separately identified the short sale expenses of each AST Portfolio that (a) engages in short sales as a non-fundamental investment practice and/or (b) separately identifies short sale expenses in its financial statements. We have not identified the short sale expenses of non-AST Portfolios, given that the SEC Staff position on this is new, and the likely difficulty that we would have in getting this information from an unaffiliated fund in short order. However, in connection with our May 1, 2010 registration statement updates, we will endeavor to obtain short sale expense information from the outside underlying funds.

     d) All footnotes should be in smaller font than the table and placed at the bottom of the page. Alternatively, all footnotes may follow the required item 3 disclosure.

     RESPONSE: We have reduced the font of the footnotes, and moved the footnotes so that they begin on a new page.

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     e)   With regard to the Expense Examples, please provide the numerical examples.

     RESPONSE: The instant filings include the required numerical examples in the Expense Example tables.

     f) Please move the Expense Examples from page 20 to follow the required underlying fund expense table that is currently on page 14.

     RESPONSE: The Expense Examples now appear after the minimum/maximum underlying fund expenses and the table of expenses for each underlying portfolio. We believe that this is the most sensible presentation. In addition, we note that instruction 20 to item 3 of Form N-4 indicates that such a table of the expenses of each portfolio should be "immediately following" the minimum/maximum table.

5.   INVESTMENT OPTIONS (PAGES 25-36)

     a) In the AST High Yield Portfolio discussion, please indicate that these investments are commonly known as "junk bonds." Please make this disclosure for all other portfolios that make this type of investment.

     RESPONSE: With regard to the summary description of the AST High Yield Portfolio, and the other AST portfolios whose summary description alludes to the possibility of investing in bonds, we have added a statement to the effect that non-investment grade bonds are commonly known as "junk bonds."

     b) In the "Limitation with Optional Benefits" section, please provide in each Group list, the optional benefits to which the Group applies.

     RESPONSE: We have added to the Group I and Group II Tables the optional benefits to which the Group applies.

6.   RATES FOR MVA OPTION (PAGE 39)

     Please rewrite the last sentence so that it is in plain English.

     RESPONSE: We have clarified the last sentence to read as follows: For any MVA Option, you will not be permitted to allocate or renew to the MVA Option if the Guarantee Period associated with that MVA Option would end after your Annuity Date. Thus, for example, we would not allow you to start a new Guarantee Period of 5 years if the Owner/Annuitant were aged 94, because the 5 year period would end after the Latest Annuity Date.

7.   CONTINGENT DEFERRED SALES CHARGE (PAGE 44)

     Please clarify whether if the CSDC is taken as another withdrawal, whether there is a CDSC charge on that amount. Also, could the amount taken to cover the CDSC cause the withdrawal to be an "Excess Withdrawal?" If so, please add disclosure to clarify these points.

     RESPONSE: An owner may specify that a CDSC owed be deducted from his/her Account Value, rather than deducted from the amount received. As disclosed under the section "Free Withdrawal Amounts", the amount so deducted may be subject to a CDSC and such a

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     withdrawal could be deemed an excess withdrawal. We also have added disclosure to the Contingent Deferred Sales Charge section to address this issue.

8.   ADDITIONAL PURCHASE PAYMENTS (PAGE 46)

     Please provide your legal basis for allocating Purchase Payments to the Money Market Sub-account, rather than considering the request as not in Good Order and requiring further instruction from the contract owner.

     RESPONSE: Your comment deals with a scenario in which an additional Purchase Payment is submitted, there are no allocation instructions for that Purchase Payment, and there is no Account Value then allocated to the Sub-accounts (excluding the AST bond Sub-accounts that are not eligible for the allocation of Purchase Payments). Such a scenario would be very uncommon. In light of your concerns, we have removed the applicable sentences from the prospectus.

9.   RIGHT TO CANCEL (PAGE 49)

     Please add language that where required by law, you will return Purchase Payment(s) if they are greater than the current Account Value, less any applicable fees and charges.

     RESPONSE: With regard to the amount we will return upon the exercise of the free look right, we have added the following sentence: "However, where we are required by applicable law to return Purchase Payments, we will return the greater of Account Value and Purchase Payments."

10.  FREE WITHDRAWAL AMOUNT (PAGE 55)

     Please provide an example of the circumstances described in the last paragraph of this section.

     RESPONSE: We have added the following sentence in the Free Withdrawal Amount section: "For example, if the Annual Income Amount under Highest Daily Lifetime 6 Plus were $2000 and a $2500 withdrawal that qualified as a Free Withdrawal were made, the withdrawal would be deemed an excess withdrawal, in the amount of $500."

11.  ANNUITY OPTIONS (PAGES 57-58)

     a) In the "Other Annuity Options" section, please delete the second sentence which appears to be restating the information previously described. Please also explain the legal basis which allows you to cease offering an option described in the prospectus.

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     RESPONSE: We have deleted the following sentence: "At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your Annuity Date." With regard to the second comment, certain annuity options are set forth in the Annuity contract, and thus are guaranteed to be available if and when the Annuity is annuitized. However, as allowed by applicable state laws, other annuity options need not be set forth in the Annuity contract but may instead be offered on an "administrative" basis. Our prospectus disclosure makes clear that we reserve the right to cease offering the latter group of annuity options. Any material change to such "administrative" annuity options would be disclosed in a post-effective amendment to the registration statement and/or a prospectus supplement. We also note that the Annuity contract itself contemplates the offering of such "other annuity options". We have added prospectus disclosure to the effect that we will amend the prospectus if we cease offering such an "administrative" annuity option.

     b) In the "Choosing the Annuity Payment Option" (page 59) section, please provide an example of the circumstances described in the last sentence.

     RESPONSE: The last sentence states that "in addition, certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply." A CDSC could apply upon the surrender of the Annuity or upon a partial withdrawal, but not upon annuitization. An Annuity Owner with Purchase Payments still subject to a CDSC might seek to annuitize, as a way of avoiding the CDSC that would apply upon a withdrawal. To prevent that scenario, we reserve the right to forbid an annuity payment option that would entail the commencement of annuity payments during the CDSC period. The sentence preceding the last sentence states "if a CDSC is still remaining on your Annuity, any period certain must be at least 10 years (or the maximum period certain available, if life expectancy is less than 10 years)." The last sentence you questioned alluded to that rule. Namely, that where a CDSC remains under the Annuity, we will not allow an Annuity payment option for a period certain of less than 10 years. Because the last sentence referred only to that rule, and the rule already is described in the penultimate sentence, we have deleted the last sentence.

12. KEY FEATURE- ANNUAL INCOME AMOUNT UNDER THE HIGHEST DAILY LIFETIME 6 PLUS BENEFIT (PAGE 61)

     Please rewrite the second paragraph of this section in plain English.

     RESPONSE: The paragraph in question currently reads as follows:

     If your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of avoiding a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under this benefit. In that scenario, the withdrawal would be deemed Excess Income - thereby reducing your Annual Income Amount for future years.

     We have revised the paragraph in pertinent part (for both Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus) to more clearly explain the concept we are seeking to convey.

13.  TERMINATION OF THE BENEFIT (PAGE 67)

     Please highlight in bold the events which result in the termination of the benefit here and elsewhere (e.g. page 82).

     RESPONSE: In the prospectus that we file in pre-effective amendment
     #1, we will bold the events that result in termination of a living benefit.

14.  TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT (PAGE 90-92)

     Please explain your legal basis for not paying the minimum death benefit if Due Proof Death is received more than one year after death.

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    RESPONSE:  The "minimum death benefit" is essentially equal to the greater of Account Value and total Purchase Payments. However, if we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death. This provision prevents a beneficiary from deliberately withholding Due Proof of Death, knowing that the death benefit would be no less than total Purchase Payments. This provision is included in the Annuity contracts. Moreover, under the 40 Act, the insurer is not required to return any more than the customer's proportionate share of the net assets upon a redemption (i.e., Account Value).

15.  CALCULATION OF HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (PAGE 93)

     Please disclose that you will not recapture bonus credits until an order allowing such recapture has been issued by the Commission.

    RESPONSE: We have included the following disclosure for the HAV death benefit (and also for the Combination 5% Roll-up and HAV death benefit and minimum Death Benefit): "Please note that we will not recapture Purchase Credits until such time as we receive an order of exemption from the SEC allowing such recapture."

16.  PROCESSING AND VALUING TRANSACTIONS (PAGE 97)

     Please change the clause "that meet our requirements" to "that are received in Good Order." Please delete the first sentence of the second paragraph that allows you to cease processing transactions due to inclement weather, natural disaster or other circumstances beyond your control. See Section 22
     (e) and Rule 22c-1.

     RESPONSE: We have made these changes.

17.  INITIAL PURCHASE PAYMENT (PAGE 98)

     Please explain your legal basis, as to both Initial and subsequent Purchase Payments, for depositing such payments into your general account and for retaining any interest earned during the period pending allocation to Sub-accounts specified by the owner.

     RESPONSE: Your comment relates to the following disclosure:

     "With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period."

     We have deleted this sentence.

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18.  PRUCO LIFE (PAGE 107)

     Please change the telephone number for the Public Reference Room to 202-551-8090.

     RESPONSE: We have changed the telephone number of the SEC's public reference room to 202-551-8090.

19.  THE SEPARATE ACCOUNT (PAGE 108)

     Please add the language required by Item 5(b)(ii) that the insurance obligations under the variable contracts described in this prospectus are obligations of the depositor.

     RESPONSE: We have added the requested language.

20.  VOTING RIGHTS (PAGE 109)

     Please add that shares owned directly by the depositor or its affiliates will also be subject to "mirror voting."

     We have revised the disclosure to make clear that we will "mirror vote" underlying fund shares owned by the insurer itself or by an affiliate of the insurer (i.e., shares not attributable to Annuity Owners' allocations to Sub-accounts investing in the fund).

21.  PART C

     Include actual agreements as opposed to "form of" agreements. See e.g. reference to participation agreements.

     RESPONSE: We have included in Part C the actual agreements, as opposed to the "form of." With regard to the Annuity contracts and riders, however, we refer to what we have included as "form of" to acknowledge that in general, these are templates rather than the actual text of what would be delivered to the customer. For example, the Schedule Supplements included as exhibits are described as "form of" to acknowledge that the Schedule Supplement actually delivered to a given customer would set forth the particulars of his/her situation (e.g., Owner name, Annuitant name etc.).

22.  MISCELLANEOUS

     Any exhibits, financial statements, and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration.

     RESPONSE: We have included other required exhibits, financial statements and other required disclosure.

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23.  TANDY COMMENT

     We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant and its management are in possession of all facts relating to the registrant's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

     Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

     . should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking action with respect to the filing;

     . the registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff's comments, the registrant's changes to the disclosure in response to the staff's comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve registrant from this responsibility; and

     . the registrant may not assert this action or the staff's comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a writing request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

RESPONSE: We have included the Tandy representations.

Each Pruco Life variable annuity has a companion MVA option that is to be registered on Form S-3 (file no. 333-162683). The prospectus portion of the Form S-3 consists of the prospectus for each Pruco Life N-4. Thus, once your comments have been resolved, we will file the Pruco Life Form S-3 along with acceleration requests pertaining to both the S-3 and the N-4s.

The Registrants acknowledge that:

     . Should the Commission of the Staff, acting pursuant to delegated authority, declare the filings effective, it does not foreclose the Commission from taking any action with respect to the filings;

     . The Registrants are responsible for the adequacy and accuracy of the disclosure in the filings;

     . The Staff's comments, the Registrants' changes to the disclosure in response to the Staff's comments, or the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filings effective, does not relieve the Registrants from this responsibility; and

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     .    The Registrants may not assert this action or the Staff's comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

Sincerely,

/s/ C. Christopher Sprague
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C. Christopher Sprague